COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Commitments

Amount
2014	$113,743
2015	3,471
Total	$117,214